Research and Development Expenses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Research And Development [Line Items]
Research and development expense		$ 7,594	$ 2,491	$ 166
Research and Development expenses
Research And Development [Line Items]
Salaries, wages and related expenses	[1]	3,425	1,369	117
Share-based payment	[1]	911	476	0
Materials		1,875	319	20
Professional services		403	89	13
Registration, drafting and filing of patents		0	25	10
Maintenance, office and software fees		145	116	0
Depreciation and amortization		400	59	0
Insurance		332	0	0
Others		$ 103	$ 38	$ 6

[1]	Including expenses in respect of related parties - see Note 18.